Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2022
Entity Registrant Name	dei_EntityRegistrantName	MILLIMAN VARIABLE INSURANCE TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0001844255
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 20, 2023
Document Effective Date	dei_DocumentEffectiveDate	Apr. 28, 2023
Prospectus Date	rr_ProspectusDate	Apr. 28, 2023
Milliman Money Market Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary: Milliman Money Market Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). This table and the example below do not include any fees or sales charges imposed by your variable product. If they were included, the expenses listed below would be higher.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (1) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 28, 2024
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	“Other Expenses” have been restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels and that the Fee Waiver and Expense Limitation Agreements remain in place for their contractual periods. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	This example does not include any fees or sales charges imposed by your variable product. If they were included, the expenses listed above would be higher.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund pursues its investment objective by investing all of its investable assets in the Portfolio, which is a series of the Portfolio Trust. All investments are made at the Portfolio level. This structure is sometimes called a “master/feeder” structure. As a result, the Fund’s investment results will correspond directly to the investment results of the Portfolio. The Portfolio has the same investment objective and substantially similar investment policies as the Fund and, therefore, is subject generally to the same risks as the Fund. Like the Fund, the Portfolio is a “government money market fund” that values its securities using the amortized cost method and seeks to maintain a stable net asset value (“NAV”) of $1.00 per share.

The Portfolio seeks to achieve its investment objective by investing only in “government securities,” as such term is defined or interpreted under the Investment Company Act of 1940, as amended (the “1940 Act”), and repurchase agreements collateralized by such securities. “Government securities” generally are securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities (“U.S. Government Securities”).

The Portfolio intends to be a “government money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the 1940 Act (“Rule 2a-7”). “Government money market funds” are money market funds that invest at least 99.5% of their total assets in cash, U.S. Government Securities, and/or repurchase agreements that are collateralized fully by cash or U.S. Government Securities. “Government money market funds” are exempt from requirements that permit money market funds to impose a “liquidity fee” and/or “redemption gate” that temporarily restricts redemptions.

Under Rule 2a-7, the Portfolio may invest only in U.S. dollar-denominated securities that meet certain risk-limiting conditions relating to portfolio quality, maturity and liquidity.

Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

As of the date of this Prospectus, the Fund is new and therefore does not have a performance history for a full calendar year. Once available, the Fund’s performance information will be accessible online at www.millimanfunds.com and will provide some indication of the risks of investing in the Fund.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	As of the date of this Prospectus, the Fund is new and therefore does not have a performance history for a full calendar year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.millimanfunds.com
Milliman Money Market Fund | Milliman Money Market Fund - Class 3
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.19%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	45.63%	[1],[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	46.07%	[1]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(45.64%)	[1],[3],[4]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.43%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 44
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	6,128
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	8,241
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 9,285

[1]	The fees and expenses shown in the table above and the example below include the fees and expenses of both the Fund and the Goldman Sachs Government Money Market Fund (the “Portfolio,” which is a series of the Goldman Sachs Variable Insurance Trust (“Portfolio Trust”)), into which the Fund currently invests.
[2]	“Other Expenses” have been restated to reflect current fees.
[3]	Goldman Sachs Asset Management, L.P., the investment adviser to the Portfolio (the “Portfolio Adviser”) has agreed to reduce or limit “Other Expenses” of the Portfolio (excluding acquired fund fees and expenses, transfer agency fees and expenses, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) equal on an annualized basis to 0.004% of the Portfolio’s average daily net assets through at least April 28, 2024 (the “Portfolio Expense Limitation Agreement,” and together with the Fund Expense Limitation Agreement, the “Expense Limitation Agreements”), and prior to such date the Portfolio Adviser may not terminate the arrangement without the approval of the Board of Trustees of the Portfolio Trust (the “Portfolio Board”).
[4]	Milliman Financial Risk Management LLC, investment adviser to the Fund (“Milliman”), has contractually agreed to waive its management fee, which is equal to 0.03% of the Fund’s average daily net assets, until at least April 29, 2024 (the “Fee Waiver”). This contract cannot be terminated or modified without the consent of the Fund’s Board of Trustees (the “Board”). Milliman has also contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit the Fund’s total annual Fund operating expenses (excluding taxes, interest, brokerage fees and commissions, acquired fund fees and expenses, and extraordinary or non-routine expenses not incurred in the ordinary course of the Fund’s business) to 0.43% of the Fund’s average daily net assets (the “Fund Expense Limitation Agreement”) until at least April 29, 2024. During its term, the Fund Expense Limitation Agreement cannot be terminated or amended to increase the applicable limit without approval of the Board.